UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 24th Floor
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            New York, New York 10022
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Form 13F File Number:      028-13250
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
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Phone:       212-247-2990
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Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz            New York, New York       August 14, 2012
-----------------------------      -------------------      ----------------
[Signature]                        [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   31
                                               -------------

Form 13F Information Table Value Total:             $255,469
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ----
APPLE INC                    COM              037833100   14,316    24,513 SH       SOLE                  24513      0    0
AUTOZONE INC                 COM              053332102    6,955    18,941 SH       SOLE                  18941      0    0
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261    4,808   316,114 SH       SOLE                 316114      0    0
BEST BUY INC                 COM              086516101    3,343   159,500 SH  CALL SOLE                      0      0    0
CENTURYLINK INC              COM              156700106   12,072   305,705 SH       SOLE                 305705      0    0
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305   12,163   171,620 SH       SOLE                 171620      0    0
CINEMARK HOLDINGS INC        COM              17243V102    7,159   313,316 SH       SOLE                 313316      0    0
COMCAST CORP NEW             CL A             20030N101   17,305   541,285 SH       SOLE                 541285      0    0
CROWN CASTLE INTL CORP       COM              228227104   15,321   261,187 SH       SOLE                 261187      0    0
DIRECTV                      COM CL A         25490A101    9,987   204,570 SH       SOLE                 204570      0    0
ECHOSTAR CORP                CL A             278768106    9,569   362,206 SH       SOLE                 362206      0    0
FLEXTRONICS INTL LTD         ORD              Y2573F102    2,768   446,419 SH       SOLE                 446419      0    0
INTEL CORP                   COM              458140100   10,000   375,245 SH       SOLE                 375245      0    0
INTERXION HOLDING N.V        SHS              N47279109    4,705   259,794 SH       SOLE                 259794      0    0
LIBERTY GLOBAL INC           COM SER A        530555101    9,813   197,717 SH       SOLE                 197717      0    0
LIBERTY GLOBAL INC           COM SER C        530555309    1,531    32,072 SH       SOLE                  32072      0    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104    8,186   460,399 SH       SOLE                 460399      0    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106    9,046   102,900 SH       SOLE                 102900      0    0
LIVEPERSON INC               COM              538146101   10,083   529,018 SH       SOLE                 529018      0    0
MICROSOFT CORP               COM              594918104   15,244   498,345 SH       SOLE                 498345      0    0
NEUSTAR INC                  CL A             64126X201    1,760    52,700 SH       SOLE                  52700      0    0
NIELSEN HOLDINGS N V         COM              N63218106    4,455   169,900 SH       SOLE                 169900      0    0
QUALCOMM INC                 COM              747525103    5,554    99,740 SH       SOLE                  99740      0    0
RACKSPACE HOSTING INC        COM              750086100    3,085    70,200 SH       SOLE                  70200      0    0
RIGNET INC                   COM              766582100    9,066   521,351 SH       SOLE                 521351      0    0
SCRIPPS E W CO OHIO          CL A NEW         811054402    4,884   508,219 SH       SOLE                 508219      0    0
SIGNET JEWELERS LIMITED      SHS              G81276100    9,708   220,593 SH       SOLE                 220593      0    0
SIRIUS XM RADIO INC          COM              82967N108    8,751 4,730,121 SH       SOLE                4730121      0    0
SONIC AUTOMOTIVE INC         CL A             83545G102    4,877   356,785 SH       SOLE                 356785      0    0
THOR INDS INC                COM              885160101    8,346   304,474 SH       SOLE                 304474      0    0
ULTIMATE SOFTWARE GROUP INC  COM              90385D107   10,609   119,294 SH       SOLE                 119294      0    0
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